Trade current assets and liabilities - Narrative (Details) - Dec. 31, 2025 € in Millions, £ in Millions	EUR (€)	GBP (£)
Disclosure of detailed information about working capital [Line Items]
Notional amount	€ 400
Long term loans in associates [Member]
Disclosure of detailed information about working capital [Line Items]
Subordinated loan granted per share holders nominal amount AGS | £		£ 195
AGS airports holdings limited [Member] | Long term loans in associates [Member]
Disclosure of detailed information about working capital [Line Items]
Subordinated loan granted per share holders nominal amount AGS	€ 235